UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd., Suite 100
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ----------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ George P. Schwartz                    Bloomfield Hills, MI       02-12-07
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     171
                                            -------------------------

Form 13F Information Table Value Total:     $516,628
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               Form 13F INFORMATIONAL TABLE

    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
Acme United Corporation        com 004816104  360      25000  SH        SOLE           25000
ADTRAN, Inc.                   com 00738a106 4030     177550  SH        SOLE           177550
Alliant Techsystems Inc.       com 018804104 1407      18000  SH        SOLE           18000
Alltel Corporation             com 020039103 1724      28500  SH        SOLE           28500
American International Group   com 026874107  596       8325  SH        SOLE           8325
American Safety Insurance      com g02995101 5009     270000  SH        SOLE           270000
American Science & Engineering com 029429107 2202      37000  SH        SOLE           37000
American Woodmark Corporation  com 030506109 5545     132500  SH        SOLE           132500
AMETEK Inc.                    com 031100100 2131      66900  SH        SOLE           66900
Anadarko Petroleum Corporation com 032511107 1427      32800  SH        SOLE           32800
A.S.V. Inc.                    com 001963107 1383      85000  SH        SOLE           85000
Automatic Data Processing,Inc. com 053015103  622      12640  SH        SOLE           12640
BB&T Corporation               com 066821109 3835      87300  SH        SOLE           87300
Balchem Corporation            com 057665200 1900      74000  SH        SOLE           74000
Beckman Coulter, Inc.          com 075811109 4856      81200  SH        SOLE           81200
Becton, Dickinson & Company    com 075887109  561       8000  SH        SOLE           8000
Bed Bath and Beyond Inc.       com 075896100 2023      53100  SH        SOLE           53100
Berkshire Hathaway CL A        com 084670108 1650         15  SH        SOLE           15
Berkshire Hathaway CL B        com 084670207 1771        483  SH        SOLE           483
Black & Decker Corp.           com 091797100 2719      34000  SH        SOLE           34000
Biomet, Inc.                   com 090613100 3054      74000  SH        SOLE           74000
Brown & Brown,Inc.             com 115236101 2719      96400  SH        SOLE           96400
Caterpillar Inc.               com 149123101 5133      83700  SH        SOLE           83700
Cato Corporation               com 149205106  733      32000  SH        SOLE           32000
C.R. Bard, Inc.                com 067383109 2497      30100  SH        SOLE           30100
Century Bancorp, Inc.          com 156432106 1414      51800  SH        SOLE           51800
CenturyTel, Inc.               com 156700106  786      18000  SH        SOLE           18000
Champion Enterprises, Inc.     com 158496109 6426     686600  SH        SOLE           686600
Chattem, Inc.                  com 162456107 5454     108900  SH        SOLE           108900
CheckPoint Software
  Technologies, Ltd.           com M22465104  548      25000  SH        SOLE           25000
Chico's FAS, Inc.              com 168615102 7127     344450  SH        SOLE           344450
Christopher & Banks Corp.      com 171046105  291      15600  SH        SOLE           15600
Citigroup Inc.                 com 172967101  975      17500  SH        SOLE           17500
Citizens Republic Bancorp      com 174420109 1126      42500  SH        SOLE           42500
CLARCOR Inc.                   com 179895107 2089      61800  SH        SOLE           61800
Coach Inc.                     com 189754104  614      14300  SH        SOLE           14300
Conn's Inc.                    com 208242107  523      22500  SH        SOLE           22500
ConocoPhillips                 com 20825C104 5914      82200  SH        SOLE           82200
Core Laboratories N.V.         com N22717107  494       6100  SH        SOLE           6100
Countrywide Financial
  Corporation                  com 222372104  959      22600  SH        SOLE           22600
Craftmade International,Inc.   com 22413E10410488     585300  SH        SOLE           585300
Danaher Corp.                  com 235851102 2579      35600  SH        SOLE           35600
Diamond Offshore Drilling, Inc.com 25271C102  991      12400  SH        SOLE           12400
Diebold Incorporated           com 253651103 5275     113200  SH        SOLE           113200
Dollar Tree Stores, Inc.       com 25674710610582     351550  SH        SOLE           351550
Donaldson Company, Inc.        com 257651109 2131      61400  SH        SOLE           61400
Dover Corporation              com 260003108  843      17200  SH        SOLE           17200
Duke Realty Corporation        com 264411505  409      10000  SH        SOLE           10000
Emerson Electric Co.           com 291011104  410       9300  SH        SOLE           9300
EnCana Corporation             com 292505104  919      20000  SH        SOLE           20000
Everest Re Group, Ltd.         com 012268483 5023      51200  SH        SOLE           51200
Expeditors International       com 302130109 1988      49100  SH        SOLE           49100
Exxon Mobil Corporation        com 302290101 4040      52726  SH        SOLE           52726
FPL Group, Inc.                com 302571104 1633      30000  SH        SOLE           30000
FactSet Research Systems Inc.  com 303075105 2878      50950  SH        SOLE           50950
First Data Corporation         com 319963104  306      12000  SH        SOLE           12000
Fleetwood Enterprises Inc.     com 339099103  138      17500  SH        SOLE           17500
Fortune Brands Inc.            com 349631101 1272      14900  SH        SOLE           14900
Franklin Electric Company      com 353514102 2379      46300  SH        SOLE           46300
Fremont Michigan InsuraCorp    com 357365105 1380      54100  SH        SOLE           54100
Frontier Oil Corporation       com 35914P105 1696      59000  SH        SOLE           59000
Gallagher & Co., (Arthur J.)   com 363576109 3951     133700  SH        SOLE           133700
General Dynamics Corporation   com 369550108 9723     130780  SH        SOLE           130780
Gentex Corporation             com 37190110916111    1035400  SH        SOLE           1035400
Genuine Parts Company          com 372460105 3856      81300  SH        SOLE           81300
Graco Inc.                     com 38410910411135     281050  SH        SOLE           281050
Hanover Insurance Group (The)  com 410867105 3967      81300  SH        SOLE           81300
Harley Davidson, Inc.          com 412822108 5750      81600  SH        SOLE           81600
Harris Corporation             com 413875105  555      12100  SH        SOLE           12100
Hartmarx Corporation           com 417119104 1205     170700  SH        SOLE           170700
Health Care Property           com 421915109 2555      69400  SH        SOLE           69400
Hibbett Sporting Goods, Inc.   com 428565105 1091      35750  SH        SOLE           35750
Hormel Foods Corporation       com 440452100  933      25000  SH        SOLE           25000
Home Depot, Inc.               com 437076102  755      18800  SH        SOLE           18800
Host Hotels & Resorts          com 44107p104  381      15500  SH        SOLE           15500
I. Gordon Corporation          com 382784106  322      16499  SH        SOLE           16499
Input/Output, Inc.             com 45765210520375    1494900  SH        SOLE           1494900
ITT Industries, Inc.           com 450911102 3671      64600  SH        SOLE           64600
iShares S&P 100 Index          com 464287101  991      15000  SH        SOLE           15000
J.M. Smucker Company           com 832696405  969      20000  SH        SOLE           20000
Johnson Controls, Inc.         com 478366107 5989      69700  SH        SOLE           69700
Johnson & Johnson              com 478160104  986      14929  SH        SOLE           14929
K-Swiss Inc. - Class A         com 482686102  369      12000  SH        SOLE           12000
Kellogg Corporation            com 487836108 3284      65600  SH        SOLE           65600
Kinectic Concepts, Inc.        com 49460W20817525     443100  SH        SOLE           443100
Landstar System, Inc.          com 515098101 2115      55400  SH        SOLE           55400
Layne Christensen Company      com 521050104  748      22800  SH        SOLE           22800
Leggett & Platt, Inc.          com 524660107 8578     358900  SH        SOLE           358900
Legg Mason, Inc.               com 524901105   83       7861  SH        SOLE           7861
Leucadia National Corporation  com 527288104  761      27000  SH        SOLE           27000
Lifetime Brands Inc.           com 53222q10316400     998168  SH        SOLE           998168
Mackinac Financial Corporation com 554571109 1013      88100  SH        SOLE           88100
Manor Care, Inc.               com 564055101 4964     105800  SH        SOLE           105800
Masco Corporation              com 574599106 1135      38000  SH        SOLE           38000
McCormick & Co. Inc.           com 579780206 2811      72900  SH        SOLE           72900
Meadowbrook Insurance          com 58319p108 6342     641300  SH        SOLE           641300
MedQuist, Inc.                 com 584949101  454      33400  SH        SOLE           33400
Mettler-Toledo Intl Inc.       com 592688105 2515      31900  SH        SOLE           31900
Mine Safety Appliances Company com 602720104 1591      43400  SH        SOLE           43400
MTS Systems Inc.               com 553777103  290       7500  SH        SOLE           7500
Mylan Laboratories             com 628530107 3437     172200  SH        SOLE           172200
National City Corporation      com 635405103 2603      71200  SH        SOLE           71200
National Dentex Corporation    com 63563h109  875      50000  SH        SOLE           50000
National Fuel Gas              com 636180101  308       8000  SH        SOLE           8000
Neogen Corporation             com 640491106 4174     188000  SH        SOLE           188000
Newell Rubbermaid Inc.         com 651229106  434      15000  SH        SOLE           15000
Nobel Learning Communities Inc com 654889104  230      20000  SH        SOLE           20000
Occidental Petroleum Corp.     com 674599105 2383      48800  SH        SOLE           48800
Ohio Savings Financial         com 677502106 3087        265  SH        SOLE           265
PACCAR, Inc.                   com 703395103  324       5000  SH        SOLE           5000
PICO Holdings, Inc.            com 693366205  827      23800  SH        SOLE           23800
Patterson Companies Inc.       com 703395103 1971      55500  SH        SOLE           55500
Patterson-UTI Energy, Inc.     com 703414102 1590      68450  SH        SOLE           68450
Pfizer, Inc.                   com 717081103  354      13700  SH        SOLE           13700
Pharmaceutical HOLDR           com 71712a206  423       5500  SH        SOLE           5500
Pinnacle West Capital Corp.    com 723484101  608      12000  SH        SOLE           12000
Plum Creek Timber Company, Inc.com 729251108  697      17500  SH        SOLE           17500
Polaris Industries Inc.        com 731068102 5554     118600  SH        SOLE           118600
Prestige Brands Holdings, Inc. com 74112d101  456      35000  SH        SOLE           35000
Pulte Homes Inc.               com 745867101 6028     182000  SH        SOLE           182000
Raven Industries, Inc.         com 754212108  496      18500  SH        SOLE           18500
RC2 Corporation                com 74938810410252     233000  SH        SOLE           233000
Rockwell Collins, Inc.         com 774341101 2924      46200  SH        SOLE           46200
Ross Stores, Inc.              com 778296103 6664     227450  SH        SOLE           227450
RPM International, Inc.        com 749685103 2350     112500  SH        SOLE           112500
R.R. Donnelley & Sons co.      com 257867101  533      15000  SH        SOLE           15000
Rydex Russell Top 50           com 78355W205 4154      38500  SH        SOLE           38500
SEI Investments Co.            com 784117103 2859      48000  SH        SOLE           48000
Select Comfort Corporation     com 81616x103  478      27500  SH        SOLE           27500
Schering-Plough                com 806605101  454      19200  SH        SOLE           19200
Sherwin Williams Co.           com 824348106 7649     120300  SH        SOLE           120300
Simpson Manufacturing Co., Inc.com 829073105 3956     125000  SH        SOLE           125000
Southwestern Energy Company    com 845467109 4048     115500  SH        SOLE           115500
Sparton Corp.                  com 847235108 2067     246732  SH        SOLE           246732
Stanley Furniture Company      com 854305208 1448      67500  SH        SOLE           67500
Stericycle, Inc.               com 858912108  944      12500  SH        SOLE           12500
Stratsys, Inc.                 com 862685104 3486     111000  SH        SOLE           111000
Strattec Security Corporation  com 863111100 1118      24000  SH        SOLE           24000
Stryker Corp.                  com 863667101 6558     119000  SH        SOLE           119000
Student Loan Corporation       com 863902102 9748      47025  SH        SOLE           47025
Sun Hydraulics Corporation     com 866942105  308      15000  SH        SOLE           15000
Superior Uniform Group Inc.    com 868358102 1217      95000  SH        SOLE           95000
Synovus Financial Corp.        com 87161c105 4347     141000  SH        SOLE           141000
TCF Financial Corporation      com 872275102 3743     136500  SH        SOLE           136500
Teleflex Inc.                  com 879369106  968      15000  SH        SOLE           15000
The Goldman Sachs Group, Inc.  com 38141G104  845       4240  SH        SOLE           4240
The McGraw-Hill Companies      com 580645109  333       4900  SH        SOLE           4900
The Ryland Group, Inc.         com 783764103 3938      72100  SH        SOLE           72100
The Southern Company           com 842587107  673      18250  SH        SOLE           18250
The ServiceMaster Company      com 81760n109 2802     213700  SH        SOLE           213700
The Stanley Works              com 854616109 1006      20000  SH        SOLE           20000
The Toro Company               com 891092108 2153      53900  SH        SOLE           53900
Thor Industries, Inc.          com 88516010111253     255800  SH        SOLE           255800
Toll Brothers Inc.             com 889478103  506      15700  SH        SOLE           15700
Transocean Inc.                com G90078109  461       5700  SH        SOLE           5700
TVI Corporation                com 872916101 3877    1650000  SH        SOLE           1650000
Unico American Corporation     com 904607108 6721     513845  SH        SOLE           513845
United Bankshares,Inc.         com 909907107  232       6000  SH        SOLE           6000
United Fire & Casualty         com 910331107 2556      72500  SH        SOLE           72500
United Technologies Corporationcom 913017109 2219      35500  SH        SOLE           35500
Varian Medical Systems, Inc.   com 92220P105 2236      47000  SH        SOLE           47000
VF Corporation                 com 918204108 3718      45300  SH        SOLE           45300
Wal-Mart Stores Inc.           com 931142103  577      12500  SH        SOLE           12500
Washington Real Estate
  Investment Trust             com 939653101  504      12600  SH        SOLE           12600
Waters Corporation             com 94184810310039     205000  SH        SOLE           205000
Western Union Company          com 959802109  301      13450  SH        SOLE           13450
Weyco Group, Inc.              com 962149100  994      40000  SH        SOLE           40000
W.W. Grainger, Inc.            com 384802104  538       7700  SH        SOLE           7700
XTO Energy Inc.                com 98385x106 4156      88332  SH        SOLE           88332
Zale Corporation               com 988858106 3879     137500  SH        SOLE           137500
Zebra Technologies Corporation com 98920710512743     366300  SH        SOLE           366300